UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sustainable Asset Management USA, Inc.
Address: 909 Third Avenue
         New York, NY  10022

13F File Number:  028-13430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      William G. Butterly, III
Title:     Chief Legal Officer
Phone:     212-908-0443

Signature, Place, and Date of Signing:

 /s/ William G. Butterly, III     New York, NY     February 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    39

Form 13F Information Table Value Total:    $47,303 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12637                     Robeco Groep NV

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM TECHNOLOGY CORP DELAWA   COM              00766T100     1805    65660 SH       DEFINED                 65660        0        0
AMERICAN STS WTR CO            COM              029899101      777    21960 SH       DEFINED                 21960        0        0
AMERICAN WTR WKS CO INC NEW    COM              030420103     4400   196305 SH       DEFINED                196305        0        0
AQUA AMERICA INC               COM              03836W103     1029    58725 SH       DEFINED                 58725        0        0
CALGON CARBON CORP             COM              129603106      678    48750 SH       DEFINED                 48750        0        0
CALIFORNIA WTR SVC GROUP       COM              130788102      637    17300 SH       DEFINED                 17300        0        0
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102     1311    33500 SH       DEFINED                 33500        0        0
DANAHER CORP DEL               COM              235851102     5332    70900 SH       DEFINED                 70900        0        0
ECOLAB INC                     COM              278865100     1492    33475 SH       DEFINED                 33475        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104      295    12700 SH       DEFINED                 12700        0        0
HEALTH NET INC                 COM              42222G108      433    18581 SH       DEFINED                 18581        0        0
HEWLETT PACKARD CO             COM              428236103      409     7948 SH       DEFINED                  7948        0        0
ICF INTL INC                   COM              44925C103      423    15800 SH       DEFINED                 15800        0        0
IDEX CORP                      COM              45167R104     1050    33700 SH       DEFINED                 33700        0        0
INSITUFORM TECHNOLOGIES INC    CL A             457667103     1133    49851 SH       DEFINED                 49851        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      382     2915 SH       DEFINED                  2915        0        0
ITT CORP NEW                   COM              450911102     4895    98390 SH       DEFINED                 98390        0        0
JA SOLAR HOLDINGS CO LTD       SPON ADR         466090107      103    18000 SH       DEFINED                 18000        0        0
KIMBERLY CLARK CORP            COM              494368103      253     3966 SH       DEFINED                  3966        0        0
LAYNE CHRISTENSEN CO           COM              521050104      310    10776 SH       DEFINED                 10776        0        0
LIMITED BRANDS INC             COM              532716107      297    15436 SH       DEFINED                 15436        0        0
MILLIPORE CORP                 COM              601073109      782    10800 SH       DEFINED                 10800        0        0
MUELLER WTR PRODS INC          COM SER A        624758108      578   111168 SH       DEFINED                111168        0        0
NALCO HOLDING COMPANY          COM              62985Q101      786    30810 SH       DEFINED                 30810        0        0
NEXEN INC                      COM              65334H102      289    12064 SH       DEFINED                 12064        0        0
OCCIDENTAL PETE CORP DEL       COM              674599105      295     3621 SH       DEFINED                  3621        0        0
PALL CORP                      COM              696429307     5075   140200 SH       DEFINED                140200        0        0
PENTAIR INC                    COM              709631105      727    22500 SH       DEFINED                 22500        0        0
PFIZER INC                     COM              717081103      358    19656 SH       DEFINED                 19656        0        0
PROCTER & GAMBLE CO            COM              742718109      307     5062 SH       DEFINED                  5062        0        0
RENAISSANCERE HOLDINGS LTD     COM              G7496G103      246     4625 SH       DEFINED                  4625        0        0
REYNOLDS AMERICAN INC          COM              761713106      201     3800 SH       DEFINED                  3800        0        0
ROPER INDS INC NEW             COM              776696106     2694    51435 SH       DEFINED                 51435        0        0
SANDRIDGE ENERGY INC           COM              80007P307      133    14100 SH       DEFINED                 14100        0        0
STANTEC INC                    COM              85472N109     1353    47050 SH       DEFINED                 47050        0        0
SUNOPTA INC                    COM              8676EP108       46    13900 SH       DEFINED                 13900        0        0
TETRA TECH INC NEW             COM              88162G103      921    33955 SH       DEFINED                 33955        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     4650    97500 SH       DEFINED                 97500        0        0
TORO CO                        COM              891092108      418    10020 SH       DEFINED                 10020        0        0